Consolidated Statements of Financial Position (Parentheticals) - $ / shares	Dec. 31, 2025	Dec. 31, 2024
Statement of financial position [Abstract]
Ordinary shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized (in Shares)	373,321,692	315,224,993
Ordinary shares, shares issued (in Shares)	373,321,692	315,224,993
Ordinary shares, shares outstanding (in Shares)	373,321,692	315,224,993